SCHEDULE OF UNRECOGNIZED TAX BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Unrecognized tax benefits, Beginning balance	$ 10,231	$ 10,581
Return to provision true up
Increase in tax position during the period	493	435
Decrease due to expirations during the period		(785)
Unrecognized tax benefits, Ending balance	10,724	10,231
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Unrecognized tax benefits, Beginning balance	4,375	4,937
Return to provision true up
Increase in tax position during the period	282	223
Decrease due to expirations during the period		(785)
Unrecognized tax benefits, Ending balance	4,657	4,375
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Unrecognized tax benefits, Beginning balance	5,856	5,644
Return to provision true up
Increase in tax position during the period	211	212
Decrease due to expirations during the period
Unrecognized tax benefits, Ending balance	$ 6,067	$ 5,856